Marketable debt securities - Schedule of marketable securities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable debt securities
Financial liabilities held for trading	€ 152,151	€ 122,270	€ 115,185
Financial liabilities designated at fair value through profit or loss	36,360	40,367	40,268
Financial liabilities at amortized cost	1,484,322	1,468,703	1,423,858
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	7,554	5,371	5,427
Financial liabilities at amortized cost	317,967	303,208	274,912
Total financial liabilities	325,521	308,579	280,339
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Total financial liabilities	252,765	231,880	211,597	€ 194,362
Marketable debt securities | Subordinated debt
Marketable debt securities
Total financial liabilities	35,461	30,529	25,717
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 37,295	€ 46,170	€ 43,025